NYSE

15005292

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

Received SEC

FEB 04 2015

Washington, DC 20549

CERT NYS
File No. 001-15060

February 4, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE Arca certifies its approval for listing and registration of ETRACS Monthly Pay 2xLeveraged US Small Cap High Dividend ETN due February 6, 2045 a series of UBS AG under the Exchange Act of 1934.

Sincerely,